The number of shares included in the calculation of basic and diluted earnings per share, is described in the table below: (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
Number of shares outstanding	735,847,522	735,847,522	735,847,522
Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,062)	(846,062)	(846,062)
Number of share	1,464,677,002	1,464,677,002	1,464,677,002
Total	2,200,524,524	2,200,524,524	2,200,524,524